CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net (loss) income	$ 272,418	$ 101,568	$ (93,984)
Net income from discontinued operations	0	0	(35,567)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	46,576	83,396	108,686
Amortization of acquired intangible assets and land use rights	73,383	65,204	67,233
Amortization of right-of-use assets	12,541	14,779	7,009
Expected credit loss of receivables	1,654	14,553	5,206
Loss (gain) on disposal of property and equipment, intangible assets and other long-term assets	(274)	(4,118)	366
Impairment of investments	0	0	93,632
Impairment of intangible assets	0	1,356	0
Impairment of goodwill	0	14,830	0
Share-based compensation	31,979	44,096	33,382
Share of loss (income) in equity method investments, net of income taxes	(3,297)	498,431	26,217
Loss (gain) on disposal and deemed disposal of investments	(74,851)	(4,113)	23,762
(Gain) loss on disposal of business	6,177	0	(4,959)
Cash dividend received from equity investees	0	848	6,953
Deferred income taxes, net	(11,808)	(1,935)	(9,805)
Foreign currency exchange losses (gains), net	2,906	(11,666)	13,377
Interest expense	3,143	12,770	9,158
Investment (income) loss	0	1,360	(3,630)
Loss (gain) on fair value changes of investments	(12,425)	(424,304)	15,435
Gain on extinguishment of debt and derivative	0	(63,378)	(5,291)
Changes in operating assets and liabilities, net of business acquisition and disposal of subsidiaries
Accounts receivable	(32,422)	(20,201)	28,064
Interest receivables recorded in financing receivables	9	9	23
Prepayments and other assets	(30,660)	(33,357)	(8,082)
Amounts due from related parties	5,622	7,247	(20,702)
Lease liabilities	(12,546)	(12,343)	(7,930)
Amounts due to related parties	(1,783)	(41,268)	2,761
Accounts payable	(5,563)	19,052	(18,516)
Deferred revenue	(9,163)	8,594	(3,150)
Advances from customers	2,557	(2,589)	2,623
Income taxes payable	7,883	17,610	3,388
Accrued liabilities and other current liabilities	23,523	30,063	(89,532)
Net cash provided by continuing operating activities	295,579	316,494	146,127
Net cash provided by discontinued operating activities	0	0	64,289
Net cash provided by operating activities	295,579	316,494	210,416
Cash flows from investing activities
Placements of short-term deposits	(3,046,581)	(4,425,191)	(1,707,825)
Maturities of short-term deposits	3,293,451	3,711,568	1,483,449
Placements of short-term investments	(657,639)	(418,578)	(1,970,387)
Maturities of short-term investments	752,196	889,905	1,507,304
Purchase of property and equipment	(81,567)	(69,022)	(70,820)
Purchase of intangible assets and land use right	(445)	(197)	(114,057)
Cash paid for investments	(66,014)	(175,719)	(89,681)
Cash received from disposal of investments	222,097	15,174	156,479
Acquisition of businesses, net of cash, cash equivalents and restricted cash acquired	0	27,926	7,049
Repayments from (payments on behalf of) related parties, net	1	(36,522)	(4,537)
Loans to related parties	0	(28,062)	(34,203)
Loans to employees and third parties	(650)	(1,025)	(9,526)
Repayments of loans from employees, related parties and third parties	1,048	1,385	2,225
Principal collection from financing receivables	70	174	240
Proceeds from disposal of property and equipment	3,830	7,508	3,244
Others	576	(9,608)	(5,811)
Net cash (used in) provided by continuing investing activities	420,373	(510,284)	(846,857)
Net cash provided by discontinued investing activities	0	0	1,636,450
Net cash provided by (used in) investing activities	420,373	(510,284)	789,593
Cash flows from financing activities
Proceeds from exercise of vested share options	180	0	0
Capital contributions from the non-controlling interest shareholders	0	17,045	5,508
Dividends paid to shareholders	(84,197)	(145,925)	(160,143)
Dividend paid to non-controlling interests in a subsidiary	0	0	(47)
Purchase of non-controlling interests and redeemable non-controlling interests	(22,000)	0	(216)
Purchase of capped call option in relation to repurchase of common shares	(50,000)	0	0
Proceeds from bank borrowings	95,169	44,504	39,676
Repayment of bank borrowings	(82,544)	(11,718)	(147,618)
Repurchase of common shares	(273,896)	(138,079)	(398,637)
Cash paid on extinguishment of convertible bonds	(432,232)	(87,736)	(62,059)
Settlement of capped call options	7,775	0	0
Net cash used in continuing financing activities	(841,745)	(321,909)	(723,536)
Net cash provided by discontinued financing activities	0	0	0
Net cash used in financing activities	(841,745)	(321,909)	(723,536)
Net increase (decrease) in cash, cash equivalents and restricted cash	(125,793)	(515,699)	276,473
Cash, cash equivalents and restricted cash at the beginning of the year	1,565,560	2,134,492	1,819,571
Effect of exchange rate changes on cash, cash equivalents and restricted cash	682	(53,233)	38,448
Cash, cash equivalents and restricted cash at the end of the year	1,440,449	1,565,560	2,134,492
Cash, cash equivalents and restricted cash of continuing operations at the end of the year	1,440,449	1,565,560	2,134,492
Supplemental disclosure of cash flows information of continuing operation:
-Cash paid for interest, net of amounts capitalized	(7,829)	(8,706)	(15,485)
-Income taxes paid	(22,084)	(19,150)	(29,929)
Supplemental disclosures of non-cash investing and financing activities of continuing operation:
-Accrued capital expenditure	$ 47,109	29,501	10,407
-Disposal of investments and business		$ 144	$ 819